Average Annual Total Returns - Federated Hermes Short-Term Income Fund	A 1 Year	A 5 Years	A 10 Years	IS 1 Year		IS 5 Years		IS 10 Years		IS Return After Taxes on Distributions 1 Year		IS Return After Taxes on Distributions 5 Years		IS Return After Taxes on Distributions 10 Years		IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year		IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years		IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years		SS 1 Year		SS 5 Years		SS 10 Years		R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays 1-3 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 10 Years		0-3 Year Composite Index(reflects no deduction for fees, expenses or taxes) 1 Year	0-3 Year Composite Index(reflects no deduction for fees, expenses or taxes) 5 Years	0-3 Year Composite Index(reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Short Investment Grade Debt Funds Average 1 Year		Lipper Short Investment Grade Debt Funds Average 5 Years		Lipper Short Investment Grade Debt Funds Average 10 Years
Total	2.41%	1.88%	1.35%	3.75%	[1]	2.69%	[1]	2.14%	[1]	2.94%	[1]	1.81%	[1]	1.33%	[1]	2.22%	[1]	1.67%	[1]	1.29%	[1]	3.46%	[1]	2.49%	[1]	1.95%	[1]	3.78%	2.69%	2.03%	3.33%	[2]	2.21%	[2]	1.60%	[2]	3.58%	2.59%	2.05%	3.57%	[3]	2.58%	[3]	1.93%	[3]

[1]	Effective November 2, 2018, several classes were converted or re-designated. Prior to these changes occurring, Institutional Shares were designated as Class Y Shares and Service Shares were designated as Institutional Shares. References herein refer to the new class designations unless otherwise noted.
[2]	The Bloomberg Barclays 1-3 Year U.S. Government/Credit Index is an unmanaged index considered representative of performance of short-term U.S. corporate bonds and U.S. government bonds with maturities from one to three years.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges.